Share Purchase Warrants (Details 3) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Statement [Line Items]
Warrants Outstanding, Beginning Balance	3,571,429	0	252,595
Number of Warrants Expire			(252,595)
Warrants Outstanding, Ending Balance	3,571,429	3,571,429
Weighted Average Exercise Price, Beginning Balance			$ 1.44
Weighted Average Exercise Price Expire			$ (1.44)
Weighted Average Exercise Price, Ending Balance	$ 0.11	$ 0.11
Weighted average remaining contractual life Beginning Balance	4 years 1 month 13 days		6 months 3 days
Weighted average remaining contractual life, granted		5 years
Weighted average remaining contractual life, Ending Balance	3 years 1 month 13 days	4 years 1 month 13 days
Liability amount, Beginning Balance			$ 353
Liability amount, Change in fair value	$ 79,345	$ 176,247	$ (353)
Liability amount, Ending Balance	$ 304,438	$ 225,093
Warrants of MedMelior [Member]
Statement [Line Items]
Warrants Outstanding, Beginning Balance	318,000	96,667	0
Warrants Outstanding, Granted (Note 12)		221,333	96,667
Number of Warrants Expire	(96,667)
Warrants Outstanding, Ending Balance	221,333	0	0
Weighted Average Exercise Price, Beginning Balance	$ 1.25	$ 1.25
Weighted Average Exercise Price, Granted (Note 13)		1.25	$ 1.25
Weighted Average Exercise Price Expire	(1.25)
Weighted Average Exercise Price, Ending Balance	$ 1.25	$ 1.25
Weighted average remaining contractual life Beginning Balance	1 year 7 days	1 year 4 months 9 days
Weighted average remaining contractual life, granted		2 years	2 years
Weighted average remaining contractual life, Ending Balance	3 months 21 days	1 year 7 days
Liability amount, Beginning Balance	$ 54,407	$ 20,700
Liability amount, granted (note 12)		72,190	$ 25,709
Liability amount, Change in fair value	(45,909)	(38,483)	(5,009)
Liability amount, Ending Balance	$ 8,498	$ 54,407	$ 20,700